Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
10. Stock-Based Compensation
The Company’s policy is to grant stock options at an exercise price equal to 100% of the market value of a share of common stock at closing on the date of the grant. The Company’s stock options generally have five to ten-year
contractual terms and vest over a one to five-year period from the date of grant. The Company’s policy is to grant restricted stock awards at a fair value equal to 100% of the market value of a share of common stock at closing on the date of the grant. The Company’s restricted stock awards generally vest over one to three-year periods.
2018 Incentive Compensation Plan
On April 30, 2018, the Company’s stockholders approved and adopted the 2018 Incentive Compensation Plan (the “2018 Plan”). The 2018 Plan provides for the grant of incentive and nonqualified stock options, restricted stock, and restricted stock units to key employees, including officers and directors of the Company. The 2018 Plan allows for up to 5,726,035 shares of common stock to be issued with respect to awards granted.
Stock Options
As of December 31, 2019, there was $1,431 of total unrecognized stock-based compensation expense related to nonvested stock options. That expense is expected to be recognized over a weighted-average period of 3.00 years.
Stock options outstanding, exercisable and available for grant at December 31, 2019, are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2019	4,275,744	$3.76
Granted	584,297	3.85
Exercised	(118,500)	3.34
Forfeited or expired	(205,080)	4.46

Outstanding at December 31, 2019	4,536,461	$3.75	4.01	$124

Vested or expected to vest at December 31, 2019	4,301,432	$3.73	3.81	$97

Exercisable at December 31, 2019	1,085,814	$4.10	2.68	$3

Available for grant at December 31, 2019	4,186,650

The aggregate intrinsic value in the table above represents the total pre-tax
intrinsic value of stock options for which the fair market value of the underlying common stock exceeded the respective stock option exercise price. Estimated forfeitures are based on the Company’s historical forfeiture activity. Stock-based compensation expense recognized for all stock option grants is net of estimated forfeitures and is recognized over the awards’ respective requisite service periods.
Other information concerning stock options are as follows:

	For the Year Ended December 31,
	2019	2018	2017
Weighted average fair value of stock options granted	$1.56	$2.05	$1.66
Aggregate intrinsic value of stock options exercised	161	349	2,786
The aggregate intrinsic value of stock options exercised in a period represents the pre-tax
cumulative difference, for the stock options exercised during the period, between the fair market value of the underlying common stock and the stock option exercise prices.
The following weighted-average assumptions were used to determine the fair value of stock options under ASC 718:

	Year Ended December 31,
	2019	2018	2017
Expected term (years)	6.50	6.50	6.50
Risk free interest rate	2.54%	2.75%	2.26%
Volatility factor	37.73%	43.74%	47.39%
Dividend yield	—	—	—
Restricted Stock Awards
The value of restricted stock awards is determined by the market value of the
Company’s
common stock at the date of grant. In 2019, restricted stock awards in the amount of 625,881 shares and 166,922 shares of restricted stock were granted to employees and non-employee
directors, respectively. As of December 31, 2019,

there was $2,357 of total unrecognized stock-based compensation expense related to unvested restricted stock awards. That expense is expected to be recognized on a straight-line basis over a weighted-average period of 1.59 years. The following table summarizes information about unvested restricted stock awards as of December 31, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2019	1,032,715	$4.32
Granted	792,803	4.38
Vested	(516,491)	4.27
Forfeited	(81,169)	4.86

Unvested at December 31, 2019	1,227,858	$4.34

Restricted Stock Units
The value of restricted stock units is determined by the market value of the Company’s common stock at the date of grant
. In 2019, restricted stock units in the amount of 226,352 units were granted to employees. As of December 31, 2019, there was $620 of total unrecognized stock-based compensation expense related to unvested restricted stock units. That expense is expected to be recognized on a straight-line basis over a weighted-average period of 2.00 years. The following table summarizes information about unvested restricted stock units as of December 31, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2019	—	$—
Granted	226,352	7.41
Vested	—	—
Forfeited	(41,770)	7.41

Unvested at December 31, 2019	184,582	$7.41

For the years ended December 31, 2019, 2018 and 2017, the Company recognized stock-based compensation as follows:

	Year Ended December 31,
	2019	2018	2017
Stock-based compensation:
Costs of processing and distribution	$144	$132	$132
Marketing, general and administrative	3,623	4,179	6,432
Research and development	60	60	44

Total	$3,827	$4,371	$6,608

Inducement Grant
President and Chief Executive Officer
On January 26, 2017, the Company issued an inducement grant to its President and Chief Executive Officer, Mr. Camille Farhat. This grant was in the form of: (1) a restricted stock award agreement (the “Restricted Stock Agreement #1”); (2) another restricted stock award agreement (the “Restricted Stock Agreement #2”); and (3) a stock option agreement. Under the Restricted Stock Agreement #1, the Company granted Mr. Farhat 850,000 shares of restricted common stock. On December 4, 2017, the Company and Mr. Farhat entered into the First Amendment to the Restricted Stock Agreement #1 (the “Amendment”). The Amendment revised the vesting conditions for the Company’s common stock (the “Common Stock”), granted under the Restricted Stock Agreement #1. Under the Restricted Stock Agreement #2, the Company granted Mr. Farhat 150,000 shares of restricted common stock. All of the shares granted to Mr. Farhat under the Restricted Stock Agreement #1, as amended, and the Restricted Stock Agreement #2 have fully vested.
Under the Option Agreement, the Company granted Mr. Farhat the option to purchase 1,950,000 shares of common stock. The exercise price for the stock options is $3.20. The stock options will expire on January 26, 2022. The stock options will vest based on the Company’s attainment of three average stock price benchmarks. The first 650,000 shares will vest if the

Company’s average publicly traded stock price is over $6.00 for a sixty-

consecutive calendar day period. The next 650,000 shares will vest if the Company’s average publicly traded stock price is over $7.00 for a sixty-consecutive calendar day period. The final 650,000 shares will vest if the

Company’s average publicly traded stock price is over $8.00 for a sixty-consecutive calendar day period. The vesting of the stock options is cumulative.
Chief Financial and Administrative Officer
On September 18, 2017, the Company issued an inducement grant to its Chief Financial and Administrative Officer, Mr. Jonathon Singer. This grant was in the form of: (1) a restricted stock award agreement (the “Restricted Stock Agreement”); and (2) a stock option agreement. This inducement grant was made under the RTI Surgical, Inc. 2015 Incentive Compensation Plan, which was filed with the SEC on
May 5, 2015.
Under the Restricted Stock Agreement, the Company granted Mr. Singer 109,890 shares of restricted stock. All of the shares granted to Mr. Singer under the Restricted Stock Agreement have fully vested.
Under the Option Agreement, the Company granted Mr. Singer the option to purchase 306,900 shares of common stock, as of the grant date. The exercise price for the stock options is $4.55 per share. The stock options will expire on September 18, 2027. The stock options will vest based the Company’s attainment of three average stock price benchmarks. The first 102,300 shares will vest if the Company’s average publicly traded stock price is over $7.00 per share for a sixty-consecutive calendar day period. The next 102,300 shares will vest if theCompany’s average publicly traded stock price is over $8.00 per share for a sixty-consecutive calendar day period. The final 102,300 shares will vest if the Company’s average publicly traded stock price is over $9.00 per share for a sixty-consecutive calendar day period. The vesting of the stock options is cumulative.
President, Global Spine
On November 29, 2019, the Company issued an inducement grant to its President of Global Spine, Mr. Terry Rich. This grant was in the form of: (1) a restricted stock award agreement (the “Restricted Stock Agreement”); and (2) a stock option agreement. This inducement grant was made under the RTI Surgical Holdings, Inc., Terry Rich Reserve Compensation Plan.
Under the Restricted Stock Agreement, the Company granted Mr. Rich 125,598 shares of restricted stock. On the first anniversary of the grant date, 41,866 shares will vest. The remaining shares will vest on the last day of each calendar quarter at a rate of 10,467 sharesper calendar quarter commencing on the fifteenth month following the grant date and continuing for two years year after. Vesting of these shares may accelerate upon the occurrence of certain conditions.
Under the Option Agreement, the Company granted Mr. Rich the option to purchase 188,397 shares of common stock (the “Stock Options”), as of the grant date. The exercise price for the Stock Options is $2.09. On the first anniversary of the grant date, 62,799 will vest. The remaining shares will vest on the last day of each calendar quarter at a rate of 15,700 sharesper calendar quarter commencing on the fifteenth month following the grant date and continuing for two years after. The vesting of the Stock Options is cumulative.